GOODWILL - Summary of Reconciliation of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 1,944	$ 1,526
Acquisitions through business combinations	3,556	340
Disposal	(63)	(18)
Adjustments to purchase equation	118	54
Foreign exchange and other	(121)	150	$ (131)
End of year	$ 5,434	$ 1,944	$ 1,526